Condensed Consolidated Interim Statement of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 18,992	$ 46,498
Cost of product sales	(590)	(529)
Research and development expenses	(39,480)	(48,952)
Selling and marketing expenses	(15,351)	(18,370)
General and administrative expenses	(15,143)	(19,011)
Total operating expense	(70,564)	(86,862)
Loss from operations	(51,572)	(40,364)
Other income (expense)
Financial income	2,304	18,308
Financial expense	(10,417)	(9,217)
Non-operating (expense) income	(3)	13,442
Total other (expense) income	(8,116)	22,533
Loss before taxes	(59,688)	(17,831)
Income tax benefit	262	1,170
Net loss	$ (59,426)	(16,661)
Net loss attributable to:
Owners of the parent		$ (16,661)
Net loss per share
Net loss per share, basic (in USD per share)	$ (0.74)	$ (0.22)
Net loss per share, diluted (in dollars per share)	$ (0.74)	$ (0.22)
Product revenues, net
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 18,953	$ 16,498
License revenues and royalties
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 0	$ 30,000